Shareholders' equity (Tables)	6 Months Ended
Jun. 30, 2020
Shareholders' equity
Schedule of changes in share capital

	Number
	of shares	Amount
Balance at January 1, 2019	186,692,481	$5,158.3
At-the-market equity offering	1,433,400	136.0
Acquisition of Salares Norte	366,499	27.0
Exercise of stock options	283,863	17.3
Vesting of restricted share units	46,375	3.3
Dividend reinvestment plan (Note 15(c))	558,770	48.8
Balance at December 31, 2019	189,381,388	$5,390.7
At-the-market equity offering (Note 15(b))	909,900	112.3
Exercise of stock options	124,404	7.9
Dividend reinvestment plan (Note 15(c))	172,799	21.0
Balance at June 30, 2020	190,588,491	$5,531.9

Schedule of dividends paid

	For the three months ended		For the six months ended
	June 30,		June 30,
	2020	2019	2020	2019
Cash dividends	$39.8	$35.1	$76.0	$70.0
DRIP dividends	10.1	12.3	21.0	22.3
	$49.9	$47.4	$97.0	$92.3